3. INVENTORIES, NET	12 Months Ended
Jun. 30, 2014
Inventory Disclosure [Abstract]
3. INVENTORIES, NET

Inventories consist of the following:

	June 30, 2014	June 30, 2013
Raw materials	$37	$128
Finished goods	193	676
	$230	$804

Inventories are presented net of reserves of $1,411 and $1,181 at June 30, 2014 and 2013, respectively. The Company recorded a direct write-off of $39 against the obsolescence reserve for reserved inventory disposed of and increased the obsolescence reserve by $268 for the year ended June 30, 2014.